Stockholders' Equity (Summary Of Warrant Activity) (Details) (Warrant [Member], USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Warrant [Member]
Class of Warrant or Right [Line Items]
Outstanding, Beginning Balance	$ 427,312	$ 188,613
Issued	1,080,187	238,699
Exercised	0	0
Expired	(73,378)	0
Outstanding, Ending Balance	$ 1,434,121	$ 427,312